Senior Secured Credit Facility (Details) - USD ($) $ in Millions	May 17, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 01, 2016
Credit facility
Credit facility
Eligible accounts (as a percent)	80.00%
Appraised eligible inventory or equipment value (as a percent)	65.00%
New build, acquired or upgraded inventory or equipment (as a percent)	75.00%
Maximum borrowings subject to commitment fees (as a percent)	50.00%
Percentage of cash adjustment to net indebtedness ratio	50.00%
Maximum capital expenditures allowed	$ 80.0
Credit facility | Minimum
Credit facility
Commitment fee (as a percent)	0.1875%
Ratio of consolidated EBITDA to fixed charges	1.25%
Credit facility | Maximum
Credit facility
Aggregate principal amount		$ 20.0
Commitment fee (as a percent)	0.50%
Ratio of net indebtedness to consolidated EBITDA	2.50
Cash adjustment to net indebtedness ratio	$ 10.0
Credit facility | LIBOR | Minimum
Credit facility
Applicable margin rate	3.00%
Credit facility | LIBOR | Maximum
Credit facility
Applicable margin rate	4.00%
Advance Loan Facility
Credit facility
Aggregate principal amount	$ 0.0		$ 10.0
Revolving Facility
Credit facility
Aggregate principal amount	20.0	20.0	$ 1.0
Potential addition borrowing available	10.0			$ 1.0
Repayment of credit facility	$ 5.5
Current borrowing base		$ 20.0